Business segment information (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Scales & Others
Net sales	$ 5,936	$ 6,686	$ 7,862
Cost of Revenue	3,194	4,340	4,809
Operating (loss) / income	548	(74)	208
Identifiable assets	5,026	8,244	8,211
Depreciation and amortization	294	540	479
Capital expenditure	543	236	79
Pet Electronics Products
Net sales	6,259	1,410	1,861
Cost of Revenue	1,757	915	1,139
Operating (loss) / income	767	(16)	49
Identifiable assets	5,298	1,739	1,944
Depreciation and amortization	310	115	113
Capital expenditure	572	67	19
Rental and Management
Net sales	901	1,896	1,800
Cost of Revenue	739	780	1,010
Operating (loss) / income	(953)	(450)	(19)
Identifiable assets	4,026	4,716	5,622
Depreciation and amortization	442	479	784
Capital expenditure	9	289	266
Total Operating Segments
Net sales	13,096	9,992	11,523
Cost of Revenue	5,690	6,035	6,958
Operating (loss) / income	362	(540)	238
Identifiable assets	14,350	14,699	15,777
Depreciation and amortization	1,046	1,134	1,376
Capital expenditure	1,124	592	364
Corporate
Net sales	0	0	0
Cost of Revenue	0	0	0
Operating (loss) / income	0	0	0
Identifiable assets	9,851	7,787	8,978
Depreciation and amortization	0	0	0
Capital expenditure	0	0	0
Group
Net sales	13,096	9,992	11,523
Cost of Revenue	5,690	6,035	6,958
Operating (loss) / income	362	(540)	238
Identifiable assets	24,201	22,486	24,755
Depreciation and amortization	1,046	1,134	1,376
Capital expenditure	$ 1,124	$ 592	$ 364